Stock Options - Schedule of Warrant Outstanding (Details) - Common Stock Warrants [Member] - $ / shares		9 Months Ended	12 Months Ended
		Sep. 30, 2019	Dec. 31, 2018
Warrant outstanding, beginning balance		36,667	36,667
Less: Exercised
Less: Expired/Cancelled		36,667
Warrant outstanding, ending balance			36,667
Add: Issued
Warrants (Note 6) [Member]
Warrants			28,333
Exercise Price			$ 7.88
Expiration Date, Start			Sep. 08, 2015
Expiration Date, End			Sep. 08, 2020
Warrants (Note 5) [Member]
Warrants			8,334
Exercise Price	[1]		$ 0.00
Expiration Date, Start			Jun. 30, 2016
Expiration Date, End			Jun. 30, 2019

[1]	Lessor of: $2.46 or $2.88 or any price of equity linked instruments issued by the Company while the warrant is issued and outstanding